Fund Summary: Selected Daily Government Fund
Investment Objective
Selected Daily Government Fund's investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity.
Fees and Expenses of Selected Daily Government Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Selected Daily Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Selected Daily Government Fund	Class S shares	Class D shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Selected Daily Government Fund		Class S shares	Class D shares
Management Fees		0.30%	0.30%
Distribution and/or service (12b-1) Fees		0.25%	none
Other Expenses		0.78%	0.37%
Total Annual Operating Expenses		1.33%	0.67%
Less Fee Waiver or Expense Reimbursement	[1]	(1.25%)	(0.59%)
Net Expenses		0.08%	0.08%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Selected Daily Government Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Selected Daily Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S shares	135	421	729	1,601
Class D shares	68	214	373	835

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Selected Daily Government Fund

The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Results
The bar chart below provides some indication of the risks of investing in Selected Daily Government Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.
Calendar Year Total Returns for Class S Shares

Selected Daily Government Fund Average Annual Total Returns
for the periods ended December 31, 2011
Average Annual Total Returns Selected Daily Government Fund	Past 1 Year	Past 5 Years	Past 10 Years	Lifetime	Inception Date
Class S shares	0.08%	1.37%	1.63%
Class D shares	0.08%	1.52%		2.04%	May 3, 2004

Class S shares

Highest/Lowest quarterly results during this time period were:

Highest 1.15% December 31, 2006

Lowest 0.00% March 31, 2011

Total return for the three months ended March 31, 2012 (not annualized) was 0.04%.

Selected Daily Government Fund Yield, Class S Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Selected Daily Government Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-243-1575, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SELECTED CAPITAL PRESERVATION TRUST
CIK	dei_EntityCentralIndexKey	0000818869
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Selected Daily Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Selected Daily Government Fund
INVESTMENT OBJECTIVE:	rr_ObjectiveHeading	Investment Objective
INVESTMENT OBJECTIVE	rr_ObjectivePrimaryTextBlock	Selected Daily Government Fund's investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Selected Daily Government Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Selected Daily Government Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Selected Daily Government Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Selected Daily Government Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Selected Daily Government Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-243-1575
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.selectedfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class S Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Selected Daily Government Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.
Performance Table:	rr_PerformanceTableHeading	Selected Daily Government Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011
Selected Daily Government Fund | Class S shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
2002	rr_AnnualReturn2002	1.32%
2003	rr_AnnualReturn2003	0.54%
2004	rr_AnnualReturn2004	0.73%
2005	rr_AnnualReturn2005	2.57%
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	4.50%
2008	rr_AnnualReturn2008	2.05%
2009	rr_AnnualReturn2009	0.20%
2010	rr_AnnualReturn2010	0.08%
2011	rr_AnnualReturn2011	0.08%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 1.15% December 31, 2006

Lowest 0.00% March 31, 2011

Total return for the three months ended March 31, 2012 (not annualized) was 0.04%.

Selected Daily Government Fund Yield, Class S Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Selected Daily Government Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-243-1575, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.08%
Past 5 Years	rr_AverageAnnualReturnYear05	1.37%
Past 10 Years	rr_AverageAnnualReturnYear10	1.63%
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Selected Daily Government Fund | Class D shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.67%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Past 1 Year	rr_AverageAnnualReturnYear01	0.08%
Past 5 Years	rr_AverageAnnualReturnYear05	1.52%
Lifetime	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004

[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.